Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Net Loss Per Share [Line Items]
NET LOSS PER SHARE

16.    Net Loss Per Share

A reconciliation of net loss available to common stockholders and the number of shares in the calculation of basic and diluted loss per share is as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2021
Numerator:
Net loss attributable to common stockholders	$(36,013)	$(39,529)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	9,006,819	13,210,927
Net loss per share attributable to common stockholders, basic and diluted	$(4.00)	$(2.99)

The following participating securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted basis):

	December 31,
	2020	2021
Convertible preferred stock	83,044,690	83,044,690
Outstanding stock options	17,468,983	21,552,842
Outstanding common stock warrants	336,436	336,436
Convertible promissory notes	29,384,943	48,795,210
Unvested early exercised stock awards	60,082	—
Total	130,295,134	153,729,178